Acquisitions and Dispositions (Results of Operations and Pro Forma Information) (Narrative) (Detail) - Dominion Energy Questar Corporation - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Increase in operating revenue			$ 379
Increase in net income			73
Other operations and maintenance
Business Acquisition [Line Items]
Transaction and transition costs incurred	$ 9	$ 26	58
Interest And Related Charges
Business Acquisition [Line Items]
Transaction and transition costs incurred			$ 16